Group assets and liabilities - measurement - Level 3 financial instruments (Details) - At fair value - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	£ 376,066
Financial instruments at end of period	370,157	£ 376,066
Level 3
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	4,443	4,593
Total gains/(losses) in income statement	289	(402)
Total gains/(losses) recorded as other comprehensive income	36	(134)
Purchases	719	3,245
Sales	(473)	(1,715)
Settled	45	1,326
Issued	(450)	(2,298)
Transfers into level 3	0	(80)
Transfers out of level 3	(55)	(92)
Financial instruments at end of period	4,664	4,443
Net unrealised gains (losses) of financial instruments still held at end of year	210	(139)
Financial investments, net of derivative liabilities | Level 3
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	9,774
Total gains/(losses) in income statement	337
Total gains/(losses) recorded as other comprehensive income	104
Purchases	719
Sales	(473)
Settled	(223)
Issued	43
Transfers out of Level 3	55
Assets at end of period	10,336	9,774
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	9,774	8,327
Total gains/(losses) in income statement		156
Total gains/(losses) recorded as other comprehensive income		(384)
Purchases		3,258
Sales		(1,715)
Settled		(317)
Issued		236
Transfers into level 3		305
Transfers out of level 3		(92)
Financial instruments at end of period		9,774
Loans
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	4,837
Assets at end of period	4,783	4,837
Loans | Level 3
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	4,837	2,699
Total gains/(losses) in income statement	59	17
Total gains/(losses) recorded as other comprehensive income	65	(235)
Purchases	2	2,129
Settled	(223)	(311)
Issued	43	236
Transfers into level 3		302
Assets at end of period	4,783	4,837
Reconciliation of movements in level 3 net financial instruments measured at fair value
Net unrealised gains (losses) of financial instruments still held at end of year	(23)	20
Equity securities and portfolio holdings in unit trusts
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	223,391
Assets at end of period	229,707	223,391
Equity securities and portfolio holdings in unit trusts | Level 3
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	371	722
Total gains/(losses) in income statement	43	11
Total gains/(losses) recorded as other comprehensive income	(7)	(5)
Purchases	112	186
Sales	(1)	(468)
Settled		(6)
Transfers into level 3		1
Transfers out of Level 3		(70)
Assets at end of period	518	371
Reconciliation of movements in level 3 net financial instruments measured at fair value
Net unrealised gains (losses) of financial instruments still held at end of year	43	(12)
Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	171,374
Assets at end of period	160,305	171,374
Debt securities | Level 3
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	654	942
Total gains/(losses) in income statement	(10)	51
Total gains/(losses) recorded as other comprehensive income		(11)
Purchases	55	216
Sales	(46)	(522)
Transfers out of Level 3		(22)
Assets at end of period	653	654
Reconciliation of movements in level 3 net financial instruments measured at fair value
Net unrealised gains (losses) of financial instruments still held at end of year	(10)	(5)
Other investments (including derivative assets)
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	10,423
Assets at end of period	9,487	10,423
Other investments (including derivative assets) | Level 3
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	4,424	4,480
Total gains/(losses) in income statement	188	73
Total gains/(losses) recorded as other comprehensive income	46	(133)
Purchases	550	727
Sales	(426)	(725)
Transfers into level 3		2
Assets at end of period	4,782	4,424
Reconciliation of movements in level 3 net financial instruments measured at fair value
Net unrealised gains (losses) of financial instruments still held at end of year	109	(22)
Derivative liabilities
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(2,755)
Liabilities at end of period	(3,149)	(2,755)
Derivative liabilities | Level 3
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(512)	(516)
Total gains/(losses) in income statement	57	4
Transfers out of level 3	55
Liabilities at end of period	(400)	(512)
Reconciliation of movements in level 3 net financial instruments measured at fair value
Net unrealised gains (losses) of financial instruments still held at end of year	57	4
Borrowings attributable to with-profits operations
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(1,887)
Liabilities at end of period	(1,746)	(1,887)
Borrowings attributable to with-profits operations | Level 3
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(1,887)
Total gains/(losses) in income statement	(2)	(13)
Settled	143	115
Issued		(1,989)
Liabilities at end of period	(1,746)	(1,887)
Reconciliation of movements in level 3 net financial instruments measured at fair value
Net unrealised gains (losses) of financial instruments still held at end of year	(2)	(13)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(8,889)
Liabilities at end of period	(9,358)	(8,889)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds | Level 3
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(413)	(883)
Total gains/(losses) in income statement	38	(559)
Purchases		(13)
Settled	22	1,276
Issued	(414)	(234)
Liabilities at end of period	(767)	(413)
Reconciliation of movements in level 3 net financial instruments measured at fair value
Net unrealised gains (losses) of financial instruments still held at end of year	38	(123)
Other financial liabilities
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(3,031)
Liabilities at end of period	(3,159)	(3,031)
Other financial liabilities | Level 3
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(3,031)	(2,851)
Total gains/(losses) in income statement	(84)	14
Total gains/(losses) recorded as other comprehensive income	(68)	250
Settled	103	252
Issued	(79)	(311)
Transfers into level 3		(385)
Liabilities at end of period	(3,159)	(3,031)
Reconciliation of movements in level 3 net financial instruments measured at fair value
Net unrealised gains (losses) of financial instruments still held at end of year	£ (2)	£ 12